Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (4,500,272)	$ (3,765,122)	$ (14,406,262)	$ (15,468,502)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,564	2,404	7,160	9,588
Provision for credit losses on accounts receivable	(2,191)	(68,285)	(102,112)	92,619
Non-cash settlement of GEM commitment fee	200,000	0
Non-cash share issuance for marketing expenses	48,734	0
Non-cash shares issued to Yorkville for aggregate commitment fee			3,288,000	0
Non-cash issuance of warrants accounted for as liabilities			2,448,000	0
Non-cash GEM commitment fee expense			2,000,000
Amortization of operating lease right-of-use assets	43,705	43,086	173,245	152,018
Impairment of operating lease right-of-use assets			0	303,327
Stock based compensation expense	252,967	402,448	1,245,796	770,336
Gain on extinguishment of liability	(527,980)	0	0	56,653
Loss on debt issuance	171,000	0
Excise tax			305,719	0
Change in fair value of convertible promissory notes	544,000	0	(34,000)	0
Changes in operating assets and liabilities:
Accounts receivable	72,570	74,946	65,479	(86,308)
Prepaid expenses and other current assets	(186,558)	(31,969)	(407,648)	425,011
Deferred offering costs	0	(127,054)	(1,708,163)	0
Other assets			0	52,591
Accounts payable	1,897,046	1,175,710	5,339,614	660,844
Due to related party			67,118	0
Deferred revenue	31,210	103,164	283,660	(129,604)
Accrued expenses and other current liabilities			4,448,867	384,641
Operating lease liabilities	(75,078)	(68,373)	(284,963)	(243,596)
Earnout liability	(22,274)	(200,000)	(229,700)	(710,901)
Deferred fees			500,000	0
Other liabilities			0	(37,837)
Accrued expenses	(524,713)	(200,224)
Net cash used in operating activities	(2,116,786)	(1,479,171)	(1,550,781)	(5,168,175)
Cash Flows from Investing Activities
Purchase of property and equipment			0	(10,806)
Net cash used in investing activities			0	(10,806)
Cash Flows from Financing Activities:
Effect of Merger, net of transaction costs (Note 4)			(7,615,462)	0
Deferred offering costs			0	(1,524,934)
Payment of GEM commitment fee	(1,200,000)	0
Proceeds from issuance of common stock	0	5,543	30,761	5,016
Net cash provided by financing activities	1,050,000	1,505,543	2,621,000	4,415,930
Net (decrease) / increase in cash	(1,066,786)	26,372	1,070,219	(763,051)
Cash at beginning of period	2,093,718	1,023,499	1,023,499	1,786,550
Cash at end of period	1,026,932	1,049,871	2,093,718	1,023,499
Supplemental disclosure of cash flow information:
Cash paid for interest	44,814	234,336	955,848	630,454
Cash paid (refund) for taxes			9,862	(4,875)
Non-cash investing and financing activities
Shares issued to GEM	100,000	0	(111)	0
Shares issued to Yorkville for commitment fee	500,000	0	3,288,000	0
Issuance of warrants accounted for as a liability			2,448,000	0
GEM commitment fee			2,000,000	0
Deferred offering costs			(3,233,097)
Debt issuance costs			0	25,896
Right-of-use assets obtained in exchange for lease obligations			0	762,603
Shares issued to Roth for advisory fee	278,833	0
Shares issued for marketing services	194,935	0
Settlement of GEM commitment fee	200,000	0
Issuance of promissory note - GEM	1,000,000	0
Nonrelated Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	374,944	151,316	686,016	854,379
Amortization of debt discount and issuance costs	30,027	149,798	958,822	235,463
Change in fair value of warrant liability	(408,000)	0	(1,807,000)	0
Loss on modification of simple agreement for future equity			0	120,826
Change in fair value of simple agreement for future equity	0	22,861	(207,570)	307,569
Change in fair value of bifurcated embedded derivative liabilities	0	32,415	(1,404,863)	254,443
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes, net of issuance costs	2,250,000	0	3,235,000	1,753,558
Non-cash investing and financing activities
Conversion of simple agreement for future equity			456,234	0
Conversion of convertible notes			3,346,232	0
Convertible note issued in settlement of accrued interest			0	321,345
Bifurcated embedded derivative liabilities at issuance			0	541,223
Related Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	87,758	90,422	513,977	55,086
Amortization of debt discount and issuance costs	489,755	292,862	2,410,735	485,717
Change in fair value of warrant liability	(115,000)	0	115,000	0
Loss on modification of simple agreement for future equity			0	1,602,174
Change in fair value of simple agreement for future equity	0	303,139	(2,752,430)	4,078,431
Change in fair value of bifurcated embedded derivative liabilities	0	137,285	(3,063,278)	606,857
Cash Flows from Financing Activities:
Proceeds from issuance of notes payable, net of issuance costs			4,387,701	0
Proceeds from issuance of convertible notes, net of issuance costs	0	1,500,000	2,583,000	4,182,290
Non-cash investing and financing activities
Modification of convertible notes payable			9,909	0
Shares issued under share transfer agreement			2,498,965	0
Conversion of simple agreement for future equity			6,049,766	0
Conversion of convertible notes	2,540,091	0	7,271,368	0
Convertible note issued in settlement of accrued interest			0	100,538
Bifurcated embedded derivative liabilities at issuance			$ 0	$ 1,292,777
Yorkville [Member]
Non-cash investing and financing activities
Conversion of convertible notes	$ 1,667,000	$ 0